Basis for preparation, consolidation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis for preparation, consolidation and accounting policies
Schedule of useful lives of assets

Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	Between 2 and 40
Machinery and equipment	Between 2 and 30
Transportation units	5
Furniture and fixtures	Between 4 and 10
Other equipment	Between 3 and 10
Computer equipment	Between 3 and 5

Schedule of depreciation rates on mining units	As of December 31, 2023, the Group maintains the following depreciation rates in its respective mining units:

Mining units	Rates
Tambomayo	41.04%
El Brocal	7.99%

Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Schedule of useful lives of assets

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 2 and 30
Transportation units	Between 5 and 7
Furniture and fixtures	Between 7 and 10
Other equipment	Between 3 and 25

Schedule of estimated useful lives of right of use assets

Years

Land	30
Buildings and other constructions	Between 1 and 14
Machinery and equipment	Between 1 and 14